CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ 36,305	$ 3,589	$ 202,462	$ (180,619)	$ 10,873
Balance (in shares) at Dec. 31, 2010		24,645,650
Subscription of warrants	200		200
Issuance of ordinary shares on exercise of stock -options or warrants	96	8	88
Issuance of ordinary shares on exercise of stock -options or warrants (in shares)		44,200
Issuance of ordinary shares on vesting of free shares	0	44	(44)
Issuance of ordinary shares on vesting of free shares (in shares)		272,400
Stock-based compensation expense	2,783		2,783
Net loss	(8,774)			(8,774)
Other comprehensive income (loss)	(816)				(816)
Balance at Dec. 31, 2011	29,794	3,641	205,489	(189,393)	10,057
Balance (in shares) at Dec. 31, 2011		24,962,250
Subscription of warrants	5		5
Issuance of ordinary shares on exercise of stock -options or warrants	601	31	570
Issuance of ordinary shares on exercise of stock -options or warrants (in shares)		195,000
Issuance of ordinary shares on vesting of free shares	0	42	(42)
Issuance of ordinary shares on vesting of free shares (in shares)		258,150
Stock-based compensation expense	3,136		3,136
Net loss	(3,228)			(3,228)
Other comprehensive income (loss)	196				196
Comprehensive loss	(3,032)
Balance at Dec. 31, 2012	30,504	3,714	209,158	(192,621)	10,253
Balance (in shares) at Dec. 31, 2012		25,415,400
Subscription of warrants	(27)		(27)
Issuance of ordinary shares on exercise of stock -options or warrants	399	8	391
Issuance of ordinary shares on exercise of stock -options or warrants (in shares)		50,000
Issuance of ordinary shares on vesting of free shares	0	24	(24)
Issuance of ordinary shares on vesting of free shares (in shares)		147,150
Stock-based compensation expense	1,975		1,975
Net loss	(42,925)			(42,925)
Other comprehensive income (loss)	561				562
Comprehensive loss	(42,363)
Balance at Dec. 31, 2013	$ (9,512)	$ 3,746	$ 211,473	$ (235,546)	$ 10,815
Balance (in shares) at Dec. 31, 2013		25,612,550